UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                        REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/07


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  ASSET-BACKED SECURITIES--0.1%
                  HOME EQUITY LOAN--0.1%
  $   167,551 1,2 125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                                        $     167,551
      177,361     New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                                   176,649
                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $343,732)                                               344,200
                  CORPORATE BONDS--93.7%
                  BASIC INDUSTRY - CHEMICALS--1.2%
    1,140,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                               1,059,213
    2,000,000     Praxair, Inc., 6.375%, 4/1/2012                                                                          2,068,164
                      TOTAL                                                                                                3,127,377
                  BASIC INDUSTRY - METALS & MINING--3.7%
    1,160,000     Alcan, Inc., 5.00%, 6/1/2015                                                                             1,082,216
    1,370,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                               1,343,767
    1,500,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                   1,417,462
      500,000     Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                                                  507,114
    2,560,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                         2,363,008
      560,000     Newmont Mining Corp., 5.875%, 4/1/2035                                                                     505,756
      500,000     Noranda, Inc., 6.00%, 10/15/2015                                                                           483,706
      750,000     Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                                                 759,865
    1,200,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                                1,220,235
                      TOTAL                                                                                                9,683,129
                  BASIC INDUSTRY - PAPER--1.6%
      350,000     International Paper Co., 5.50%, 1/15/2014                                                                  337,221
       25,000     International Paper Co., Note, 6.50%, 11/15/2007                                                            25,250
    2,430,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                               2,664,913
    1,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                               1,013,054
                      TOTAL                                                                                                4,040,438
                  CAPITAL GOODS - AEROSPACE & DEFENSE--1.7%
    1,370,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                             1,320,676
    2,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                             2,153,668
      860,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                           811,716
                      TOTAL                                                                                                4,286,060
                  CAPITAL GOODS - BUILDING MATERIALS--0.2%
      650,000     CRH America, Inc., 5.30%, 10/15/2013                                                                       617,970
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--3.3%
      860,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                              935,250
    1,500,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                                            1,488,051
    2,000,000     General Electric Co., Note, 5.00%, 2/1/2013                                                              1,937,725
    1,120,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                 1,143,285
      725,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                                761,736
    2,000,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                          2,065,714
                      TOTAL                                                                                                8,331,761
                  CAPITAL GOODS - ENVIRONMENTAL--1.2%
    1,000,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                 1,060,037
    2,000,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                            2,093,769
                      TOTAL                                                                                                3,153,806
                  COMMUNICATIONS - MEDIA & CABLE--2.5%
    2,800,000     Comcast Corp., 7.125%, 6/15/2013                                                                         2,952,338
      550,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                         558,385
    2,925,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                                2,812,566
                      TOTAL                                                                                                6,323,289
                  COMMUNICATIONS - MEDIA NONCABLE--1.7%
    2,000,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                     2,132,050
      500,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                     584,277
    1,780,000     Reed Elsevier, Inc., 4.625%, 6/15/2012                                                                   1,669,892
                      TOTAL                                                                                                4,386,219
                  COMMUNICATIONS - TELECOM WIRELESS--2.1%
    1,070,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                       1,034,476
    4,000,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                            4,448,604
                      TOTAL                                                                                                5,483,080
                  COMMUNICATIONS - TELECOM WIRELINES--2.4%
    1,000,000     Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                                                950,733
      700,000     Embarq Corp., 6.738%, 6/1/2013                                                                             707,680
    1,500,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                        1,485,576
    1,100,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                      1,134,715
    2,000,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                             1,943,800
                      TOTAL                                                                                                6,222,504
                  CONSUMER CYCLICAL - AUTOMOTIVE--6.5%
    1,000,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                           1,011,585
    3,000,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                     2,893,114
    1,600,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                               1,554,373
    9,000,000     Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                                            8,994,330
      500,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                         490,381
    1,760,000 1,2 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                          1,703,258
                      TOTAL                                                                                               16,647,041
                  CONSUMER CYCLICAL - ENTERTAINMENT--1.0%
      180,000     International Speedway Corp., 4.20%, 4/15/2009                                                             173,528
      940,000     International Speedway Corp., 5.40%, 4/15/2014                                                             908,652
    1,360,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                  1,367,644
                      TOTAL                                                                                                2,449,824
                  CONSUMER CYCLICAL - RETAILERS--1.6%
      465,257 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                              434,343
      830,000     Home Depot, Inc., 5.40%, 3/1/2016                                                                          808,948
    1,000,000     Target Corp., 5.875%, 3/1/2012                                                                           1,016,293
    2,000,000     Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011                                                   1,899,759
                      TOTAL                                                                                                4,159,343
                  CONSUMER CYCLICAL - SERVICES--0.9%
    2,025,000     Boston University, 7.625%, 7/15/2097                                                                     2,266,791
                  CONSUMER NON-CYCLICAL FOOD/ BEVERAGE--1.5%
      940,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                                  921,468
      700,000     Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006                                                         693,670
        5,000     Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011                                     5,708
    1,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                       993,670
    1,190,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                     1,212,681
                      TOTAL                                                                                                3,827,197
                  CONSUMER NON-CYCLICAL HEALTH CARE--1.7%
    1,500,000     Anthem, Inc., 6.80%, 8/1/2012                                                                            1,578,657
      780,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                         749,043
    1,270,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                           1,221,668
      820,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                   749,255
                      TOTAL                                                                                                4,298,623
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.6%
      800,000     Abbott Laboratories, 5.375%, 5/15/2009                                                                     801,021
    1,370,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                                  1,318,611
      580,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                                620,583
    1,400,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                     1,372,459
                      TOTAL                                                                                                4,112,674
                  CONSUMER NON-CYCLICAL SUPERMARKETS--0.4%
      450,000     Kroger Co., 7.25%, 6/1/2009                                                                                467,678
      675,000     Kroger Co., Company Guarantee, 7.45%, 3/1/2008                                                             692,543
                      TOTAL                                                                                                1,160,221
                  CONSUMER NON-CYCLICAL TOBACCO--0.4%
      375,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                      375,821
      500,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                                 537,237
                      TOTAL                                                                                                  913,058
                  ENERGY - INDEPENDENT--2.5%
    1,000,000     Anadarko Finance Co., 6.75%, 5/1/2011                                                                    1,040,998
    1,970,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                        1,838,411
      170,000 1,2 Pemex Project Funding Master, 5.75%, 12/15/2015                                                            162,563
    1,350,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                      1,498,500
    1,184,400 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                      1,131,604
      600,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                                        591,750
                      TOTAL                                                                                                6,263,826
                  ENERGY - INTEGRATED--3.8%
       10,000     BP Amoco PLC, Deb., 9.125%, 3/1/2011                                                                        11,454
    2,870,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                                   2,854,665
    3,300,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                  3,645,341
      750,000     Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                                               753,297
    1,310,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                       1,304,204
    1,100,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                           1,061,536
                      TOTAL                                                                                                9,630,497
                  ENERGY - REFINING--0.8%
    2,170,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                               2,004,932
                  FINANCIAL INSTITUTION - BANKING--21.8%
    1,250,000     ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                                                   1,258,060
    1,200,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                         1,182,547
    5,000,000     Bank of America Corp., Sr. Note, 5.375%, 6/15/2014                                                       4,913,606
    2,000,000     Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010                                                      2,163,112
    3,000,000     Citigroup, Inc., Note, 5.125%, 2/14/2011                                                                 2,959,388
    2,000,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                         2,032,121
    1,093,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                        1,097,936
    2,100,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                          2,228,531
    2,800,000     First Union Institutional Capital I, Bond, 8.04%, 12/1/2026                                              2,930,762
    2,100,000     HSBC Finance Capital Trust IX, Note, 11/30/2035                                                          2,054,236
      660,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                       643,220
    1,100,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                     1,034,410
    2,000,000     HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012                                                          1,952,659
    1,000,000     Household Finance Corp., 6.40%, 6/17/2008                                                                1,016,155
    1,200,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                  1,273,204
    2,600,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                    2,471,922
    1,400,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011                                                      1,465,647
    2,000,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                            1,930,611
      575,000     PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026                                        606,154
      400,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                            393,995
    1,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                           1,059,161
      960,000     Popular North America, Inc., 5.65%, 4/15/2009                                                              959,171
    3,822,222 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                           4,213,812
    1,460,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                       1,402,716
      620,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                               600,854
      200,000     SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                                                 203,170
    1,000,000 1,2 Swedbank, Sub., 7.50%, 11/29/2049                                                                        1,004,698
    1,770,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                            1,679,390
    1,500,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                     1,410,469
    1,100,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                          1,036,208
      500,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                                  472,672
    1,200,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                     1,258,143
    2,700,000     Wells Fargo & Co., 4.20%, 1/15/2010                                                                      2,599,961
    1,000,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011                                                       1,035,911
    1,230,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                              1,187,724
                      TOTAL                                                                                               55,732,336
                  FINANCIAL INSTITUTION - BROKERAGE--6.9%
    2,550,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                    2,463,293
    1,000,000     Amvescap PLC, Sr. Note, 5.90%, 1/15/2007                                                                 1,000,596
    3,000,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                               2,837,819
      900,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                        1,049,341
    5,000,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                              5,224,656
    1,700,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                         1,698,395
    2,000,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014                                                1,962,196
      390,000     Nuveen Investments, 5.00%, 9/15/2010                                                                       377,544
      390,000     Nuveen Investments, 5.50%, 9/15/2015                                                                       371,551
      619,773 1,2 World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                                           648,459
                      TOTAL                                                                                               17,633,850
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--4.2%
    1,000,000     American General Finance Corp., 4.00%, 3/15/2011                                                           934,279
    1,600,000 1,2 American International Group, Inc., 4.70%, 10/1/2010                                                     1,541,729
    1,020,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                      1,048,395
    1,500,000     General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008                                      1,590,884
      500,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                                  494,066
    1,535,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                      1,494,146
    1,070,000     Residential Capital Corp., 6.00%, 2/22/2011                                                              1,051,008
    2,650,000     SLM Corp., Floating Rate Note, 6.108%, 12/15/2014                                                        2,517,097
                      TOTAL                                                                                               10,671,604
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
      300,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                      301,642
                  FINANCIAL INSTITUTION - INSURANCE - LIFE--0.5%
    1,150,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                 1,229,495
                  FINANCIAL INSTITUTION - INSURANCE - P&C--2.1%
      630,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                    630,059
    1,400,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                               1,333,008
      750,000     Loews Corp., Deb., 8.875%, 4/15/2011                                                                       838,745
    1,000,000     St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007                                     1,016,828
      200,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                      192,875
    1,500,000 1,2  ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                               1,457,937
                      TOTAL                                                                                                5,469,452
                  FINANCIAL INSTITUTION - REITS--2.4%
    2,000,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                 1,966,822
      860,000     Prologis, Note, 5.25%, 11/15/2010                                                                          846,664
      660,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                        649,382
    2,800,000     Simon Property Group, Inc., Note, 4.875%, 8/15/2010                                                      2,725,314
                      TOTAL                                                                                                6,188,182
                  FOREIGN-LOCAL-GOVERNMENT--0.9%
    2,180,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                 2,240,379
                  MUNICIPAL SERVICES--0.2%
      560,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                              526,047
                  SOVEREIGN--0.5%
    1,000,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                           1,151,778
                  TECHNOLOGY--1.6%
    1,295,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                              1,281,765
      780,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                                 773,807
    1,970,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                              1,920,535
                      TOTAL                                                                                                3,976,107
                  TRANSPORTATION - AIRLINES--0.9%
    1,830,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                  1,882,277
      425,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                             451,868
                      TOTAL                                                                                                2,334,145
                  TRANSPORTATION - RAILROADS--1.8%
      480,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                      453,186
      774,292     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                       857,073
    1,820,000     Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                                                   1,829,895
      230,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                             240,486
    1,330,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                   1,250,617
                      TOTAL                                                                                                4,631,257
                  TRANSPORTATION - SERVICES--0.3%
      700,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                        705,094
                  UTILITY - ELECTRIC--3.7%
      740,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                             688,024
      965,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                             974,825
    1,500,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                     1,552,412
    1,350,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                                  1,449,793
    3,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                      3,227,370
      620,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                   618,649
      900,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                       876,669
                      TOTAL                                                                                                9,387,742
                  UTILITY - NATURAL GAS DISTRIBUTOR--1.0%
    2,570,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                    2,440,191
                  UTILITY - NATURAL GAS PIPELINES--0.5%
    1,400,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                     1,236,657
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $241,876,826)                                               239,245,618
                  CORPORATE NOTES--0.7%
                  COMMUNICATIONS - TELECOM WIRELINES--0.7%
    1,785,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                          1,718,014
                  (IDENTIFIED COST $1,784,376)
                  GOVERNMENTS/AGENCIES--2.2%
                  SOVEREIGN--2.2%
    1,500,000     United Mexican States, 6.625%, 3/3/2015                                                                  1,566,450
    3,600,000     United Mexican States, Note, 9.875%, 2/1/2010                                                            4,070,880
                      TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,679,821)                                              5,637,330
                  MUNICIPAL--0.4%
                  CONSUMER CYCLICAL - SERVICES--0.4%
    1,100,000     Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007                                               1,120,253
                  (IDENTIFIED COST $1,111,231)
                  U.S. TREASURY--1.2%
    3,000,000     United States Treasury Note, 4.875%, 4/30/2011                                                           2,994,575
                  (IDENTIFIED COST $2,985,432)
                  REPURCHASE AGREEMENT--0.3%
      640,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of           640,000
                  America N.A. will repurchase U.S. Government Agency securities with various maturities to
                  6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000. (AT COST)
                      TOTAL INVESTMENTS - 98.6%                                                                          251,699,990
                      (IDENTIFIED COST $254,421,418 )3
                      OTHER ASSETS AND LIABILITIES - NET - 1.4%                                                            3,579,056
                      TOTAL NET ASSETS - 100%                                                                          $ 255,279,046


1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $31,821,162 which represented 12.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $31,821,162 which represented 12.5 % of total net assets.

3 At July 31, 2006, the cost of investments for federal tax purposes was $254,421,418. The net unrealized depreciation of investments for federal tax purposes was $2,721,428. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,874,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,595,640.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronym is used throughout this portfolio:

 REITs --Real Estate Investment Trusts





FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

                   ADJUSTABLE RATE MORTGAGES--5.2%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--1.6%
  $     98,578   1 FHLMC ARM 606116, 30 Year, 5.898%, 9/1/2019                                                        $       99,784
     3,805,101   1 FHLMC ARM 780443, 5.410%, 3/01/2033                                                                     3,799,414
        98,487   1 FHLMC ARM 785167, 6.059%, 30 Year, 12/1/2018                                                               99,638
                       TOTAL                                                                                               3,998,836
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.6%
     2,157,862   1 FNMA ARM 544843, 5.680%, 10/01/2027                                                                     2,177,702
     1,395,782   1 FNMA ARM 544852, 5.571%, 4/01/2028                                                                      1,408,236
     1,194,837   1 FNMA ARM 544884, 5.565%, 5/01/2034                                                                      1,206,879
     3,646,909   1 FNMA ARM 556379, 5.682%, 5/01/2040                                                                      3,664,210
       883,084   1 FNMA ARM 556388, 5.682%, 5/01/2040                                                                        885,010
                       TOTAL                                                                                               9,342,037
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
        48,105   1 GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022                                                                  48,612
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                    13,389,485
                       (IDENTIFIED COST $13,467,899)
                   ASSET-BACKED SECURITIES--30.4%
                   AUTO RECEIVABLES--16.4%
       597,384     Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008                                596,939
     1,764,681     Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010                              1,739,188
     1,093,180     BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008                                              1,087,770
     1,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011                                               1,472,529
       717,013     Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007                                  711,840
     2,000,000     Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010                                      2,001,023
     2,000,000     Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009                                     1,987,845
       270,362     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                       260,759
       478,533     Honda Auto Receivables Owner Trust 2003-1, Class A4, 2.48%, 7/18/2008                                     478,261
     3,000,000     Honda Auto Receivables Owner Trust 2005-4, Class A3, 4.46%, 5/21/2009                                   2,971,247
       494,204     Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009                                             490,800
     2,000,000     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                           1,976,803
       500,000     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                          489,640
     1,000,000     Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012                                         996,802
     2,000,000     Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012                                    1,955,337
     2,000,000     M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009                                                  1,987,529
     1,765,471     Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009                                     1,740,578
       491,232     Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008                                   487,707
     1,394,472     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                                 1,350,055
     2,500,000     Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008                                             2,482,386
     1,507,000     Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009                                  1,476,643
     1,194,671     Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007                                 1,189,473
     2,000,000     Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009                                 1,996,027
     2,000,000     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                                     1,974,805
     2,765,854     USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008                                                2,759,037
     2,000,000     WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009                                           1,983,741
     1,388,359     Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010                                                1,374,476
     2,000,000     World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009                                     1,982,897
                       TOTAL                                                                                              42,002,137
                   CREDIT CARD--5.9%
     1,755,000     Bank One Issuance Trust 2002-B1, Class B1, 5.74875%, 12/15/2009                                         1,759,772
     2,000,000     Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011                                             1,942,554
     3,000,000     Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009                             2,987,593
     2,000,000     Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011                              1,965,342
     1,000,000     Citibank Credit Card Issuance Trust 2002-C1, Class C1, 6.15%, 2/9/2009                                  1,003,656
     2,500,000     MBNA Master Credit Card Trust 2000-D, Class B, 5.79875%, 9/15/2009                                      2,508,186
     2,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.41875%, 8/15/2012                             2,008,073
     1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.55875%, 8/15/2012                             1,004,096
                       TOTAL                                                                                              15,179,272
                   EQUIPMENT LEASE--0.5%
       614,617     CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008                                             605,402
       761,072 2,3 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                       740,264
                       TOTAL                                                                                               1,345,666
                   HOME EQUITY LOAN--5.0%
       167,551 2,3 125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                                             167,551
     1,440,000     Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.745%, 7/25/2035                                1,452,476
       315,140   2 Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.135%, 5/25/2029                               306,835
       331,022   2 Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 6.235%, 5/25/2029                               316,929
       194,580   2 Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.835%, 5/25/2029                               181,194
       299,522   2 Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 7.135%, 5/25/2029                               258,333
       765,316   2 Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029                                   764,682
       384,705   2 Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029                                   359,797
        45,897     ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.84875%, 1/15/2028                                45,934
     2,358,802     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.635%, 9/20/2023                                   2,365,421
        79,538     First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.735%, 3/25/2034               79,563
        26,126     First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.625%, 11/25/2034              26,134
       476,556     First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034                                              475,538
     2,471,680     Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028                             1,526,410
       546,969 2,3 Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036                                                    543,679
       438,072     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015                                431,685
       328,248   2 NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                                                         72,060
       209,552     New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                                  208,711
     2,000,000     Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035                                  1,979,403
       535,329 2,3 Quest Trust 2004 - X1, Class A, 5.715%, 3/25/2034                                                         535,667
       861,593     Saxon Asset Securities Trust 2005-1, Class A1, 5.615%, 5/25/2035                                          864,103
                       TOTAL                                                                                              12,962,105
                   MANUFACTURED HOUSING--0.9%
     1,358,641     Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028                                           1,381,745
     1,000,000     Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.93688%, 6/7/2016                                       1,014,845
                       TOTAL                                                                                               2,396,590
                   OTHER--0.8%
     2,000,000     Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.09938%, 6/15/2009                      2,001,418
                   RATE REDUCTION BOND--0.9%
       242,256     California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1,               242,693
                   Class A6, 6.31%, 9/25/2008
     2,000,000     PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011                                            1,958,636
                       TOTAL                                                                                               2,201,329
                       TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $79,711,594)                                        78,088,517
                   COLLATERALIZED MORTGAGE OBLIGATIONS--6.3%
                   COMMERCIAL MORTGAGE--0.1%
     4,617,137     First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029              131,396
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--1.0%
     2,582,356     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.71875%, 2/15/2018                                     2,593,478
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
        58,584     Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023                                    58,540
                   FINANCIAL INSTITUTION - BANKING--0.8%
     2,000,000     Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033                                                    1,945,220
                   NON-AGENCY MORTGAGE--4.4%
       325,744   2 C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029                                                  290,013
     2,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                                    1,989,003
       383,855   2 Greenwich Capital Acceptance 1991-4, Class B1A, 6.0169345%, 7/1/2019                                      383,855
     1,000,000 2,3 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.37813%, 9/20/2009                                    1,001,404
     1,258,000   2 Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.96332%, 1/25/2029                               1,253,264
        15,086     Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007                                    14,982
         4,523   2 Resecuritization Mortgage Trust 1998-A, Class B3, 8.45005%, 10/26/2023                                      3,573
     1,847,749     Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2741%, 9/25/2034                                1,836,891
        63,967 2,3 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 6.87129%, 1/28/2027                                50,534
     1,150,684     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                                   1,109,122
     1,909,967     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                        1,845,865
     1,587,788     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034                       1,578,101
                       TOTAL                                                                                              11,356,607
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          16,085,241
                       (IDENTIFIED COST $16,296,898)
                   CORPORATE BONDS--28.6%
                   BASIC INDUSTRY - CHEMICALS--0.8%
     2,200,000     Praxair, Inc., 2.75%, 6/15/2008                                                                         2,096,044
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.8%
     2,000,000 2,3 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                   1,981,136
                   COMMUNICATIONS - MEDIA & CABLE--0.5%
     1,500,000     Cox Communications, Inc., Note, 5.86938%, 12/14/2007                                                    1,507,920
                   COMMUNICATIONS - MEDIA NONCABLE--0.8%
       400,000     British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006                                       400,960
     1,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.65938%, 6/15/2010                                            1,751,024
                       TOTAL                                                                                               2,151,984
                   COMMUNICATIONS - TELECOM WIRELESS--1.6%
     1,250,000     America Movil SA de CV, Company Guarantee, 4.125%, 3/1/2009                                             1,200,812
       400,000     Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007                                                 400,713
     2,500,000     Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006                                                2,498,864
                       TOTAL                                                                                               4,100,389
                   COMMUNICATIONS - TELECOM WIRELINES--0.8%
     2,000,000     BellSouth Corp., 5.295%, 11/15/2007                                                                     2,003,384
                   CONSUMER CYCLICAL - AUTOMOTIVE--2.0%
       400,000 2,3 American Honda Finance Corp., 3.85%, 11/6/2008                                                            386,692
     1,500,000     DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.48625%, 3/7/2007                     1,501,039
     1,250,000 2,3 Harley Davidson, Inc., 3.625%, 12/15/2008                                                               1,200,020
       500,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                        490,381
     1,500,000 2,3 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                         1,451,640
                       TOTAL                                                                                               5,029,772
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.4%
     1,000,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 1,005,621
                   CONSUMER CYCLICAL - RETAILERS--1.3%
     1,500,000     Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009                                                            1,431,775
     1,900,000     Target Corp., 3.375%, 3/1/2008                                                                          1,843,891
                       TOTAL                                                                                               3,275,666
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.7%
     2,500,000     Diageo Capital PLC, 3.375%, 3/20/2008                                                                   2,419,588
     2,000,000     General Mills, Inc., 3.875%, 11/30/2007                                                                 1,957,805
                       TOTAL                                                                                               4,377,393
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.9%
       900,000     Abbott Laboratories, 5.375%, 5/15/2009                                                                    901,149
     1,444,000     Eli Lilly & Co., Note, 2.90%, 3/15/2008                                                                 1,389,842
                       TOTAL                                                                                               2,290,991
                   CONSUMER NON-CYCLICAL PRODUCTS--0.7%
     2,000,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                                 1,919,256
                   ENERGY - INDEPENDENT--0.3%
       789,600 2,3 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                       754,403
                   ENERGY - INTEGRATED--1.5%
     1,500,000     BP Capital Markets PLC, 2.75%, 12/29/2006                                                               1,483,288
       750,000     Conoco, Inc., 5.45%, 10/15/2006                                                                           749,801
     1,500,000 2,3 Qatar Petroleum, 5.579%, 5/30/2011                                                                      1,493,363
                       TOTAL                                                                                               3,726,452
                   ENERGY - REFINING--0.5%
     1,250,000     Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009                                                      1,186,206
                   FINANCIAL INSTITUTION - BANKING--2.6%
     2,400,000     PNC Funding Corp., 5.75%, 8/1/2006                                                                      2,399,639
       400,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                                  399,067
     2,500,000     Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                                          2,489,178
     1,500,000     Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009                                                 1,508,187
                       TOTAL                                                                                               6,796,071
                   FINANCIAL INSTITUTION - BROKERAGE--0.7%
       400,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                388,491
     1,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                            1,446,975
                       TOTAL                                                                                               1,835,466
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.7%
     2,150,000     American Express Co., 3.75%, 11/20/2007                                                                 2,110,121
     1,250,000     Capital One Bank, Note, 5.00%, 6/15/2009                                                                1,233,166
     1,000,000     HSB Capital I, Company Guarantee, 6.41688%, 7/15/2027                                                   1,002,636
     1,500,000     International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009                                        1,427,322
     1,250,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             1,227,813
                       TOTAL                                                                                               7,001,058
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.2%
       500,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                     502,736
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--0.4%
     1,000,000     AXA Financial, Inc., Note, 6.50%, 4/1/2008                                                              1,015,537
                   FINANCIAL INSTITUTION - REITS--2.7%
     1,400,000     Archstone-Smith Trust, 3.00%, 6/15/2008                                                                 1,337,283
     1,250,000     EOP Operating LP, Sr. Note, 6.80%, 1/15/2009                                                            1,283,029
     2,000,000     Prologis, Note, 5.25%, 11/15/2010                                                                       1,968,986
     2,250,000     Simon Property Group, Inc., 6.375%, 11/15/2007                                                          2,271,250
                       TOTAL                                                                                               6,860,548
                   TECHNOLOGY--1.9%
     1,500,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             1,484,670
     1,975,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                         2,007,915
     1,450,000     Oracle Corp., Floating Rate Note, Series WI, 5.73%, 1/13/2009                                           1,450,986
                       TOTAL                                                                                               4,943,571
                   TRANSPORTATION - AIRLINES--0.4%
     1,000,000     Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006                                              1,001,225
                   TRANSPORTATION - RAILROADS--0.6%
     1,500,000     Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                                                  1,508,155
                   TRANSPORTATION - SERVICES--0.5%
     1,435,000     FedEx Corp., Note, 2.65%, 4/1/2007                                                                      1,408,001
                   UTILITY - ELECTRIC--0.8%
     2,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                            1,968,069
                   UTILITY - NATURAL GAS DISTRIBUTOR--0.5%
     1,250,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                   1,186,863
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $74,662,159)                                                73,433,917
                   CORPORATE NOTES--0.2%
                   COMMUNICATIONS - TELECOM WIRELINES--0.2%
       500,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                           481,236
                   (IDENTIFIED COST $499,567)
                   GOVERNMENT AGENCIES-5.9%
                   AGENCY--3.2%
     6,000,000     Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008                                     5,910,089
     2,500,000     Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008                                                2,528,118
                       TOTAL                                                                                               8,438,207
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--2.7%
     7,000,000     Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011                                                6,854,012
                       TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,496,793)                                            15,292,219
                   MORTGAGE BACKED SECURITIES--0.4%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
       283,073     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                                      286,900
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.3%
        97,949     Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024                                   102,272
        46,336     Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026                                    49,778
       521,156     Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015                                  554,721
                       TOTAL                                                                                                 706,771
                       TOTAL MORTGAGE BACKED SECURITIES                                                                      993,671
                       (IDENTIFIED COST $1,030,431)
                   U.S. TREASURY-16.9%
     3,133,100     U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008                                3,182,692
     4,500,000     United States Treasury Note, 3.25%, 8/15/2007                                                           4,416,512
     4,000,000   4 United States Treasury Note, 3.25%, 8/15/2008                                                           3,869,240
     3,000,000     United States Treasury Note, 3.75%, 5/15/2008                                                           2,936,833
     3,000,000   4 United States Treasury Note, 3.875%, 5/15/2010                                                          2,894,063
     3,000,000   4 United States Treasury Note, 3.875%, 7/15/2010                                                          2,892,589
     7,000,000   4 United States Treasury Note, 4.125%, 8/15/2008                                                          6,896,693
     5,000,000   4 United States Treasury Note, 4.25%, 10/31/2007                                                          4,950,853
     5,000,000   4 United States Treasury Note, 4.50%, 2/15/2009                                                           4,946,594
     3,000,000     United States Treasury Note, 4.625%, 3/31/2008                                                          2,981,411
     3,000,000   4 United States Treasury Note, 4.75%, 3/31/2011                                                           2,979,610
       500,000     United States Treasury Note, 5.625%, 5/15/2008                                                            505,360
                       TOTAL U.S. TREASURY (IDENTIFIED COST $44,136,560)                                                  43,452,450
                   MUTUAL FUNDS --5.2%5
     1,369,264     Federated Mortgage Core Portfolio                                                                      13,336,633
         1,657     High Yield Bond Portfolio                                                                                  11,002
                       TOTAL MUTUAL FUNDS (IDENTIFIED COST $14,032,262)                                                   13,347,635
                   REPURCHASE AGREEMENTS-12.1%
  $    479,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank             479,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
    15,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bear          15,000,000
                   Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709 (purchased with proceeds from securities lending collateral).
    15,532,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which CS            15,532,000
                   First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to
                   12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              31,011,000
                       TOTAL INVESTMENTS - 111.2%                                                                        285,575,371
                       (IDENTIFIED COST $290,345,163)6
                       OTHER ASSETS AND LIABILITIES - NET - (11.2%)                                                     (28,796,413)
                       TOTAL NET ASSETS - 100%                                                                        $  256,778,958


1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $14,496,888 which represented 5.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $10,306,353 which represented 4.0% of total net assets.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED            MARKET VALUE OF COLLATERAL
     $29,429,641                                  $30,532,000

5    Affiliated companies.

6 At July 31, 2006, the cost of investments for federal tax purposes was $290,345,163. The net unrealized depreciation of investments for federal tax purposes was $4,769,792. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $402,919 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,172,711.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.



INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at July 31, 2006, is as follows:
SECURITY                                                                            ACQUISITION DATE               ACQUISITION COST
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.135%, 5/25/2029         3/12/1999                               297,807
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 6.835%, 5/25/2029         5/14/1998                               194,579
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 6.235%, 5/25/2029         5/14/1998                               331,022
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 7.135%, 5/25/2029         6/2/1998                                299,522
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029             12/8/1998                               763,642
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029             5/14/1998                               384,525
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029                            7/9/1999                                263,268
Greenwich Capital Acceptance 1991-4, Class B1A, 6.0169345%, 7/1/2019                1/7/1993                                383,673
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 5.96332%, 1/25/2029           3/12/1999                             1,079,006
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                                  2/23/1999                               326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45005%, 10/26/2023              2/12/1999                               161,504


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FHLMC --Federal Home Loan Mortgage Corporation
 FNMA  --Federal National Mortgage Association
 GNMA  --Government National Mortgage Association
 IO    --Interest Only
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006